Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2023 Share Options [member]	6 Months Ended
Jun. 30, 2025 GBP (£) yr shares £ / shares
Grant Date June 20 2025 One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	190.44%
Dividend yield	0.00%
Risk-free investment rate	3.91%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	4.5
Number of options granted | shares	196,266,198
Grant Date June 20 2025 One [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
Grant Date June 20 2025 One [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2027
Grant Date June 20 2025 One [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2028
Grant Date June 20 2025 One [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2029
Grant Date June 20 2025 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	211.97%
Dividend yield	0.00%
Risk-free investment rate	3.84%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	3.5
Number of options granted | shares	1,108,027,715
Grant Date June 20 2025 Two [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
Grant Date June 20 2025 Two [Member] | Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2027
Grant Date June 20 2025 Two [Member] | Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2028
Grant Date June 20 2025 Two [Member] | Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2029
Grant Date June 20 2025 Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	253.88%
Dividend yield	0.00%
Risk-free investment rate	3.75%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	2
Number of options granted | shares	157,982,220
Grant Date June 20 2025 Three [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2026
Grant Date June 20 2025 Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	348.99%
Dividend yield	0.00%
Risk-free investment rate	3.62%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.0004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	1
Number of options granted | shares	1,304,702,251
Grant Date June 20 2025 Four [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2025
Grant Date June 20 2025 Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	253.88%
Dividend yield	0.00%
Risk-free investment rate	3.75%
Fair value of option at grant date | £	£ 4.000
Fair value of share at grant date	£ 0.004
Exercise price at date of grant	£ 0.004
Lapse date	Jun. 20, 2035
Expected option life (years) | yr	2
Number of options granted | shares	711,098,349
Grant Date June 20 2025 Five [Member] | Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Jun. 20, 2025